Consolidated Statements Of Comprehensive Income (Loss) (Parenthetical) (USD $) In Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Net income attributable to the redeemable noncontrolling interests not included in equity	$ 7.4	$ 8.1	$ 22.7	$ 26.4	$ 35.0	$ 3.7